Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2025
In-the-water Fleet [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	15
Liquefied Natural Gas Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	12
Neo-Panamax container vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	3
LNG/Cs Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	6
Dual-Fuel Medium Gas Carriers Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	6
Handy Liquified CO2 Multi-Gas Carriers Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	4
Fleet Under Construction [Member]
Property, Plant and Equipment [Line Items]
Expected delivery of the under-construction vessels	between the first quarter of 2026 and the third quarter of 2027